INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14 – INCOME TAXES

The components of the provision (benefit) for income taxes for the years ended December 31, 2025, 2024 and 2023 are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Current:
Federal	-	-	-
State	4,177	3,305	16,625
Foreign	48,200	64,181	88,323
Total Current	52,377	67,486	104,948

Deferred:
Federal	-	-	-
State	-	-	-
Total Deferred	-	-	-

Income tax expense	52,377	67,486	104,948

The Company’s provision for income taxes for the years ended December 31, 2025, 2024 and 2023 is based on the annual effective tax rate, plus discrete items. The following table presents the provision for income taxes and the effective tax rates for and years ended December 31, 2025, 2024 and 2023:

	December 31, 2025	December 31, 2024	December 31, 2023
Loss before income tax provision	$(7,849,400)	$(5,533,741)	$(9,222,658)
Income tax provision	52,377	67,486	104,948
Effective tax rate	-0.65%	-1.22%	-1.14%

For the years ended December 31, 2025, 2024 and 2023 the difference between the Company’s effective tax rate and the federal statutory tax rate of 21% relates to permanent differences, state and local income taxes, a net increase in the valuation allowances, and other discrete items.

The following is a reconciliation of the income tax at the federal statutory rate to the Company’s provision (benefit) for income taxes for the years ended December 31, 2025, 2024 and 2023:

	December 31, 2025		December 31, 2024		December 31, 2023
Income tax expense at federal statutory rate	$(1,705,257)	21.0%	$(1,130,444)	20.43%	(1,936,758)	21.0%
State and local income taxes net of federal tax benefit	(28,024)	0.35%	(37,147)	0.67%	(24,108)	0.2%
Return to provision adjustments	(123,543)	1.52%	(520,517)	9.41%	(205,230)	2.2%
Change in valuation allowance	1,113,438	-13.71%	1,640,303	-29.64%	1,952,580	-21.2%
Permanent differences	219,431	-2.70%	(436,505)	7.89%	(227,266)	2.64%
Earnings of foreign subsidiary	493,487	-6.08%	511,792	-9.25%	457,407	-4.9%
Foreign taxes	48,200	-0.59%	64,181	-1.16%	88,323	-0.9%
Other – net	34,645	-0.43%	(24,177)	0.44%	-	-
Income tax expense (benefit)	$52,377	-0.65%	$67,486	-1.22%	$104,948	-1.14%

At December 31, 2025, 2024 and 2023, the Company had federal net operating losses (“NOLs”) in the amount of $45,611,010, $40,616,589 and $33,069,147 respectively, which are offset by a valuation allowance. These NOLs expire from 2035 to 2042 or have indefinite lives as follows. Under the Tax Cuts & Jobs Act of 2017 (“TCJA”) and the Coronavirus Aid, Relief, and Economic Security Act of 2020 (“CARES Act”), net operating loss deductions are limited to 80% of taxable income for tax years after December 31, 2020.

12/31/2035	$35,945
12/31/2036	836,622
12/31/2037	1,922,017
Indefinite	42,816,426
Total Federal Net Operating Loss Carryforward	$45,611,010

The tax effects of temporary differences and related deferred tax assets and liabilities are as follows:

	December 31, 2025	December 31, 2024
Accrued expenses	$-	$-
Fixed and intangible assets	266,963	194,581
Allowance for doubtful accounts	0	38,013
Stock Options	111,424	111,125
Warrant amortization	208,576	208,015
Net operating loss – Federal	9,793,015	8,529,484
Net operating loss – States	295,685	266,028
Deferred tax asset, gross	10,460,663	9,347,246
Less: Valuation allowance	(10,460,663)	(9,347,246)
Net deferred tax asset	$-	$-

The Company has a valuation allowance of $10,460,663 and $9,347,246 as of December 31, 2025 and 2024, respectively. The valuation allowance increased by $1,113,417. In making this determination, the Company is required to give significant weight to evidence that can be objectively verified. It is generally difficult to conclude that a valuation allowance is not needed when there is significant negative evidence, such as cumulative losses in recent years. Forecasts of future taxable income are considered to be less objective than past results.

Income tax expense is recorded using the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between amounts reported for income tax purposes and financial statement purposes, using current tax rates. A valuation allowance is recognized if it is anticipated that some or all of a deferred tax asset will not be realized. The Company must assess the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent that the Company believes that recovery is not likely, it must establish a valuation allowance. Significant management judgment is required in determining the provision for income taxes, deferred tax assets and liabilities and any valuation allowance recorded against net deferred tax assets.

The Company is subject to taxation in the United States and Mexico. Earnings from non-U.S. activities are subject to local country income tax. None of the Company’s federal, state, or local income tax returns are currently under examination by the United States or respective authorities. The Company’s 2022 to 2024 tax years remain subject to potential examination by the United States and various state and local jurisdictions.